Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7:- FAIR VALUE MEASUREMENTS

Financial instruments measured at fair value on a recurring basis include warrants to convertible preferred shares (see Note 9). The warrants are classified as a liability in accordance with ASC 480-10-25. These warrants were classified as level 3 in the fair value hierarchy since some of the inputs used in the valuation (the share price) were determined based on management’s assumptions. To calculate the fair value of the warrants, the Company first calculated the underlying preferred share value by using the income approach and the market approach. Then the equity value was allocated by using the hybrid model method utilizing two scenarios of option pricing model and IPO. Once the preferred shares value was derived from the two scenarios, the Black-Scholes model was utilized to calculate the warrants’ value in each one of the scenarios. 50% probability for each one of the scenarios was applied to derive the weighted average fair value of the warrants.

As of December 31, 2019:

According to the liquidation scenario the underlying share price was between $13.25 - $13.40 for the Convertible Preferred E-1 shares. The following assumptions were used to estimate the value of the series E-1 Preferred share warrants as of December 31, 2019 (exercise price of $15.95): expected volatility of 69.11%, risk free interest rates of 1.82%, dividend yield of 0%, and expected term of 2.25 years. Under the IPO scenario the underlying share price was $12.18 for the Convertible Preferred E-1 shares. The following assumptions were used to estimate the value of the series E-1 Preferred share warrants as of December 31, 2019 (exercise price of $15.95): expected volatility of 64.03%, risk free interest rates of 1.87%, dividend yield of 0%, and expected term of 0.42 years. Accordingly, the fair value of the series E-1 Preferred share warrants as of December 31, 2019 was $563.

According to the liquidation scenario, the underlying share price was $10.29 for the Convertible Preferred D-2 shares. The following assumptions were used to estimate the value of the series D-2 Preferred share warrants as of December 31, 2019 (exercise price of $9.24): expected volatility of 69.11%, risk free interest rates of 1.82%, dividend yield of 0% and expected term of 2.25 years. Under the IPO scenario, the underlying share price was $12.18 for the Convertible Preferred D-2 shares. The following assumptions were used to estimate the value of the series D-2 Preferred share warrants as of December 31, 2019 (exercise price of $9.24): expected volatility of 64.03%, risk free interest rates of 1.87%, dividend yield of 0%, and expected term of 0.42 years. Accordingly, the fair value of the series D-2 Preferred share warrants as of December 31, 2019 was $11,275.

According to the liquidation scenario, the underlying share price was $4.35 for the Convertible Preferred A shares. The following assumptions were used to estimate the value of the series A Preferred share warrants as of December 31, 2019 (exercise price of NIS 0.84 ($0.24)): expected volatility of 69.11%, risk free interest rates of 1.82%, dividend yield of 0% and expected term of 2.25 years. Under the IPO scenario, the underlying share price was $12.18 for the Convertible Preferred A shares. The following assumptions were used to estimate the value of the series A Preferred share warrants as of December 31, 2019 (exercise price of NIS 0.84 ($0.24)): expected volatility of 64.03%, risk free interest rates of 1.87%, dividend yield of 0%, and expected term of 0.42 years. Accordingly, the fair value of the series A Preferred share warrants as of December 31, 2019 was $403.

As of June 30, 2020:

According to the IPO scenario, the underlying share price was $16 for the series E-1 Preferred shares. The following assumptions were used to estimate the value of the series E-1 Preferred share warrants as of June 30, 2020: exercise price of $15.95, expected volatility of 78.07%, risk free interest rates of 0.76%, dividend yield of 0%, and expected term of 4.17 years. Accordingly, the fair value of the series E-1 Preferred share warrants as of June 30, 2020 was $1,868.

According to the IPO scenario, the underlying share price was $16 for the series D-2 Preferred shares. The following assumptions were used to estimate the value of the series D-2 Preferred share warrants as of June 30, 2020: exercise price of $9.24, expected volatility of 82.48%, risk free interest rates of 0.46%, dividend yield of 0%, and expected term of 0.6 years. Accordingly, the fair value of the series D-2 Preferred share warrants as of June 30, 2020 was $20,930. As of June 30, 2020, as part of the IPO 1,123,570 Warrants have been exercised on cashless basis into 475,049 Ordinary shares.

According to the IPO scenario, the underlying share price was $16 for the series A Preferred shares. The following assumptions were used to estimate the value of the series A Preferred share warrants as of June 30, 2020: exercise price of 0.84 NIS ($0.23) and dividend yield of 0%. Accordingly, the fair value of the series A Preferred share warrants as of June 30, 2020 was $816. As of June 30, 2020, as part of the IPO, 53,775 Warrants have been exercised into 53,775 Ordinary shares.

On June 30, 2020, as a result of the IPO, the warrant liability to Convertible Preferred shares has been classified to Warrants to Ordinary shares in equity.

The change in the fair value of the Preferred share warrant liability is summarized below:

	December 31,
	2020	2019

Beginning of year	$12,241	$22,926
Issuance of warrants	-	680
Change in fair value	11,373	(11,365)
Reclassification of Warrants into equity	(23,614)	-

End of period	$-	$12,241